EQUITY-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Aug. 19, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	108,040		2,239,129
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.10		$ 4.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%		25.00%
Stock option terms of award	1 year and then monthly thereafter for 36 months (2.067% per month).		1 year and then monthly thereafter for 36 months (2.067% per month)
Aggregate intrinsic value of options outstanding	$ 6,877,823		$ 9,516,700
Aggregate intrinsic value of options exercisable	$ 5,534,006		$ 7,042,448
Future stock-based compensation for options granted	1,802,591		2,110,824
Future stock-based compensation for options outstanding	1,802,591		2,110,824
Requisite service period	3 years 3 months 10 days		3 years 6 months
Stock based compensation granted	$ 406,980	$ 2,381,010	$ 3,066,342	$ 18,750
Warrants granted	3,750,000	27,010	810,300	0
Exercise price of warrants granted	$ 10.00	$ 3.71	$ 3.70
Warrants exercised	30,657		135,050	310,615
Exercise price of warrants exercised	$ 0.38		$ 0.37
Warrants outstanding	4,749,370		1,039,885
Exercise price of warrants	$ 8.54		$ 2.96		$ 10.00	$ 10.00
Stock based compensation	$ 406,980	$ 2,442,701	$ 4,878,655	$ 18,750
Stock based compensation capitalized	$ 291,725	0		0
Intrinsic value of the options exercised			225,000	0
Operating Income (Loss) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation capitalized			3,004,884
Software Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation capitalized			61,458
Warrant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price of warrants	$ 11.50				$ 2.52
Stock based compensation	$ 0	$ 61,691	$ 1,873,771	$ 0